Merger	12 Months Ended
Dec. 31, 2024
Merger [Abstract]
Merger

3. Merger

As discussed in Note 1, on September 29, 2023, the Company completed the Merger. Upon the Closing, the following occurred:

●	each share of Envoy Medical Corporation common stock (“Envoy Medical Corporation Common Stock”) immediately prior to the Business Combination was automatically cancelled and converted into the right to receive 0.063603 shares of Common Stock resulting in the issuance of 14,999,990 shares of Common Stock:

○	each share of outstanding Envoy Medical Corporation Common Stock, which totaled 139,153,144 shares, was cancelled and converted into 8,850,526 shares of Common Stock;

○	each outstanding warrant to purchase Envoy Medical Corporation Common Stock, depending on the applicable exercise price, was automatically cancelled or exercised on a net exercise basis and converted into 2,702 shares of Common Stock;

○	the outstanding Convertible Notes, as defined in Note 9, were automatically converted into 4,874,707 shares of Common Stock;

○	each share of Envoy Medical Corporation redeemable convertible preferred stock, par value $0.01 per share, issued and outstanding immediately prior to the Closing (“Envoy Medical Corporation Preferred Stock”), which totaled 4,000,000 shares, were converted into 20,000,000 shares of Envoy Medical Corporation Common Stock and subsequently exchanged for 1,272,055 shares of Common Stock;
●	each outstanding option to purchase shares of Envoy Medical Corporation Common Stock outstanding as of immediately prior to the Business Combination was cancelled in exchange for nominal consideration;

●	each share of Merger Sub’s common stock, par value $0.0001 per share, issued and outstanding immediately prior to the Business Combination was converted into and exchanged for one share of Common Stock;

●	the Sponsor forfeited 5,510,000 shares of Anzu’s Class B common stock, par value $0.0001 per share (“Anzu Class B Common Stock”), and all 12,500,000 private placement warrants pursuant to the sponsor support and forfeiture agreement dated April 17, 2023 by and between Anzu, Envoy Medical Corporation and the Sponsor, as amended or modified from time to time (the “Sponsor Support Agreement”);

●	all of Anzu’s outstanding 14,166,666 public placement warrants were exchanged for warrants, each exercisable for one share of Common Stock at a price of $11.50 per share;

●	the Sponsor exchanged 2,500,000 shares of Anzu Class B Common Stock for 2,500,000 shares of Series A Preferred Stock pursuant to the Sponsor Support Agreement;

●	an aggregate of 2,615,000 shares of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent directors automatically converted into an equal number of shares of Common Stock;

●	pursuant to the legacy forward purchase agreements and the extension support agreements of Anzu, the Sponsor transferred an aggregate of 490,000 shares of Common Stock to the parties to the legacy forward purchase agreements and the extension support agreements;

●	the Company issued an aggregate of 8,512 shares of Common Stock as Share Consideration pursuant to the Forward Purchase Agreement;

●	the Sellers in their sole discretion may request warrants of the Company exercisable for shares of Common Stock (the “Shortfall Warrants”) in an amount equal to 3,874,394 based on the terms of the Forward Purchase Agreement (as amended in July 2024 and December 2024);

●	the Company issued, and certain affiliates of the Sponsor purchased, concurrently with the Closing, an aggregate of 1,000,000 shares of Series A Preferred Stock in the PIPE Transaction at a price of $10.00 per share for an aggregate purchase price of $10.0 million; and

●	pursuant to the Envoy Bridge Note, the Company issued 1,000,000 shares of Series A Preferred Stock to GAT concurrently with the Closing.

The proceeds received by the Company from the Merger, the PIPE Transaction, and the Forward Purchase Agreement, net of transaction costs, totaled $11.7 million.

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Anzu was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Anzu, accompanied by a recapitalization. The net assets of Anzu were stated at historical cost with no goodwill or other intangible assets recorded.

The following tables present the total shares of Common Stock and Series A Preferred Stock outstanding immediately after the Closing:

Class A Common Stock	Number of Shares
Exchange of Anzu Class A Common Stock subject to possible redemption that was not redeemed for Common Stock	1,500,874
Conversion of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent director into Common Stock*	1,615,000
Subtotal - Merger, net of redemptions	3,115,874
Exchange of Envoy Medical Corporation Common Stock for Common Stock	8,850,526
Exchange of Envoy Medical Corporation Preferred Stock for Common Stock	1,272,055
Conversion of Convertible Notes as of September 29, 2023 into Common Stock	4,874,707
Net exercise of Envoy Medical Corporation warrants outstanding	2,702
Issuance of Share Consideration to Meteora parties	8,512
Shares recycled by Meteora parties	425,606
18,549,982

*	1,000,000 shares of the Common Stock were unvested and subject to restrictions and forfeitures per the Sponsor Support Agreement and therefore excluded from the total shares of Common Stock outstanding immediately after the Closing. These shares would have vested upon the FDA approval of Acclaim CI or upon a change of control of the Company. On December 20, 2024, the Company and the Sponsor entered into an agreement to remove the vesting restriction (see Notes 10 and 11) and these shares are now considered outstanding as of that date.

Series A Preferred Stock	Number of Shares
Exchange of Anzu Class B Common Stock for Series A Preferred Stock	2,500,000
Issuance of Series A Preferred Stock in connection with the PIPE Transaction	1,000,000
Issuance of Series A Preferred Stock in connection with the conversion of the Envoy Bridge Note	1,000,000
4,500,000